Average Annual Total Returns - PlanRock Alternative Growth ETF		12 Months Ended	24 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
MSCI AC World Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	20.33%
PlanRock Alternative Growth ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		13.92%	11.20%
Performance Inception Date		Dec. 18, 2023
PlanRock Alternative Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.87%	11.05%
PlanRock Alternative Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.27%	8.63%

[1]	The MSCI AC World Index (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 24 emerging markets. Investors cannot invest directly in an index.